CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2019
Equity [abstract]
Schedule of Ordinary Shares

	2019		2018
Ordinary shares
Authorised, issued and fully paid	A$	204,279,078	A$	162,801,028

Schedule of Movement in Ordinary Shares On Issue

Movement in ordinary shares on issue	Number	Amount
At July 1, 2017	673,219,854	A$	134,806,022
New shares	633,658,471		29,846,859
Cancelled shares	(29,500,000)		—
Capital issue costs	—		(1,851,853)

At July 1, 2018	1,277,378,325	A$	162,801,028
New shares	593,921,250		45,580,570
Capital issue costs	—		(4,102,520)

At June 30, 2019	1,871,299,575		A$ 204,279,078